Trade Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Summary of Accounts Receivable, Net

	2025	2024
Trade receivables	Ps. 17,953	Ps. 15,912
The Coca-Cola Company (related party) (See Note 13)	1,219	491
FEMSA and subsidiaries (related parties) (See Note 13)	1,035	867
Loans to employees	51	85
Other sundry accounts receivable (1)	2,603	2,134
Allowance for expected credit losses	(715)	(869)
Total	Ps. 22,146	Ps. 18,620
(1) As of December 31, 2025 and 2024, the outstanding insurance recovery balances amounted to Ps. 1,166 and Ps. 334 respectively.

Summary of Changes in the Allowance for Expected Credit Losses
For the years ended as of December 31, 2025, 2024 and 2023, changes in allowance for expected credit losses are comprised of the following:

	2025	2024	2023
Balance at the beginning of the year	Ps. 869	Ps. 577	Ps. 538
Allowance for the year	84	117	29
Charges and write-offs of uncollectible accounts	(229)	170	23
Effects of changes in foreign exchange rates	(9)	5	(13)
Balance at the end of the year	Ps. 715	Ps. 869	Ps. 577